Debt and Capital Structure - Summary of Net Debt to Adjusted Funds Flow (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Net Debt	$ 4,282	$ 9,591	$ 7,184
Cash flows from (used in) operating activities	11,403	5,919	273
Settlement of Decommissioning Liabilities	(150)	(102)	(42)
Net Change In Non-Cash Working Capital	575	(1,227)	198
Adjusted Funds Flow	$ 10,978	$ 7,248	$ 117
Net Debt To Adjusted Funds Flow	40.00%	130.00%	6140.00%